Consolidated Statements of Stockholders' Equity - USD ($)	Preferred Stock [Member]	Preferred Stock [Member] Series B Convertible Preferred Stock [Member]	Common Stock [Member]	Common Stock [Member] Common Class A [Member] Eos SENOLYTIXS Inc [Member]	Common Stock [Member] Common Class B [Member] Eos SENOLYTIXS Inc [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Eos SENOLYTIXS Inc [Member]	Retained Earnings [Member]	Retained Earnings [Member] Eos SENOLYTIXS Inc [Member]	Total	Eos SENOLYTIXS Inc [Member]
Balance at Dec. 31, 2023						$ 305,592,000		$ (287,597,000)		$ 17,995,000
Balance, shares at Dec. 31, 2023			3,652,285
Stock-based compensation expense						511,000				511,000
Net Loss								(9,559,000)		(9,559,000)
Balance at Dec. 31, 2024				$ 40	$ 10	306,103,000	$ 76,845	(297,156,000)	$ (76,895)	8,947,000
Balance, shares at Dec. 31, 2024			3,652,285	4,000,000	1,000,000
Balance at Oct. 14, 2024
Balance, shares at Oct. 14, 2024
Stock-based compensation expense							10				10
Net Loss									(76,895)		(76,895)
Issuance of class A common stock in connection with stockholders’ agreement				$ 40			(40)
Issuance of class A common stock in connection with stockholders' agreement, shares				4,000,000
Issuance of class B common stock in connection with stockholders’ agreement					$ 10		(10)
Issuance of class B common stock in connection with stockholders' agreement, shares					1,000,000
Expenses paid by parent on behalf of Company							76,885				76,885
Balance at Dec. 31, 2024				$ 40	$ 10	306,103,000	76,845	(297,156,000)	(76,895)	8,947,000
Balance, shares at Dec. 31, 2024			3,652,285	4,000,000	1,000,000
Stock-based compensation expense						8,000	86			8,000	86
Net Loss								(1,808,000)	(78,761)	(1,808,000)	(78,761)
Expenses paid by parent on behalf of Company							78,675				78,675
Balance at Mar. 31, 2025				$ 40	$ 10	306,111,000	155,606	(298,964,000)	(155,656)	7,147,000
Balance, shares at Mar. 31, 2025			3,652,285	4,000,000	1,000,000
Balance at Dec. 31, 2024				$ 40	$ 10	306,103,000	76,845	(297,156,000)	(76,895)	8,947,000
Balance, shares at Dec. 31, 2024			3,652,285	4,000,000	1,000,000
Stock-based compensation expense						25,000				25,000
Net Loss								(5,162,000)	(253,020)	(5,162,000)	(253,020)
Expenses paid by parent on behalf of Company							234,675				234,675
Stock-based compensation expense							345				345
Balance at Dec. 31, 2025				$ 40	$ 10	306,128,000	311,865	(302,318,000)	(329,915)	3,810,000	(18,000)
Balance, shares at Dec. 31, 2025			3,652,285	4,000,000	1,000,000
Stock-based compensation expense						3,000	7,455			3,000	7,455
Net Loss								(1,172,000)	(582,432)	(1,172,000)	(582,432)
Issuance of class A common stock in connection with stockholders’ agreement		950,000								950,000
Expenses paid by parent on behalf of Company							325,126				325,126
Balance at Mar. 31, 2026		$ 950,000		$ 40	$ 10	$ 306,131,000	$ 644,446	$ (303,490,000)	$ (912,347)	$ 3,591,000	$ (267,851)
Balance, shares at Mar. 31, 2026			3,652,285	4,000,000	1,000,000